Issued capital	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Issued capital

Note 17. Issued capital

	30 June 2024 Shares	30 June 2023 Shares	30 June 2022 Shares
Owners share capital, opening (1)	3,918,750	3,918,750	3,918,750
Issued and fully paid	1,315,000	-	-
Issue of shares from the conversion of the convertible notes (2)	4,706,794	-	-
Advisor Options exercised (3)	327,142	-	-
Owners share capital, closing	10,267,686	3,918,750	3,918,750

	30 June 2024 $	30 June 2023 $	30 June 2022 $
Owners share capital, opening (1)	3,385,281	3,385,281	3,385,281
Issued and fully paid	9,964,825	-	-
Share issue transaction costs net of tax	(1,174,911)	-	-
Issue of shares from the conversion of the convertible notes (2)	32,177,751	-	-
Advisor Options exercised (3)	2,426,757	-	-
Owners share capital, closing	46,779,703	3,385,281	3,385,281

(1)	On January 24, 2024, there was a reverse share split of our issued and outstanding Ordinary Shares and Ordinary Share equivalents on the basis of four (4) securities for every five (5) securities held. All issued and outstanding Ordinary Shares and Ordinary Share equivalents and per share data have been adjusted throughout the financial statements to reflect the reverse share split for all periods presented.
(2)	The issue of shares from the conversion of convertible notes reflects and includes the face value of the note and interest accrued at a fixed rate defined in the agreements, along with the value of the derivative prior to conversion. This interest figure includes both the accrued interest rate (contractual and effective) relating to the convertible notes, with the contractual capitalised interest rate ranging between 8.5% to 15% per annum, and the derivative reflects the effective interest rate being the cost of the relevant conversion discounts to market value at the conversion date.

Note 17. Issued capital - continued

(3)	Note that 327,142 Advisor Options fully vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited.

Capital risk management

The Company’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure.

The Company’s capital includes Ordinary Share capital and financial liabilities supported by financial assets. There are no externally imposed capital requirements.

The Company effectively manages capital by assessing the Company’s financial risks and adjusting its capital structure in response to changes in these risks and the market. These responses include the management of debt and share issuances.